                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:   811-21186
                -----------------------------------------------

                       WILLIAMS CAPITAL MANAGEMENT TRUST
  ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                650 FIFTH AVENUE
                            NEW YORK, NEW YORK 10019
  ----------------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


  (Name and address of agent for service)                     Copy to:

  State Street Bank and Trust Company           Sidley , Austin Brown & Wood LLP
  Karen Jacoppo-Wood, Esq.                      Frank P. Bruno, Esq.
  P.O. Box 5049                                 787 Seventh Avenue
  Boston, Massachusetts 02206                   New York New York 10019

Registrant's telephone number, including area code:  (212) 373-4240
                                                    --------------------

Date of fiscal year end: October 31

Date of reporting period: April 30, 2004

ITEM 1.   REPORTS TO SHAREHOLDERS.

                                ---------------

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

                                ---------------

        A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")

                                 APRIL 30, 2004

                                  (UNAUDITED)

                               SEMI-ANNUAL REPORT

                              INSTITUTIONAL SHARES

              INVESTMENT ADVISER: WILLIAMS CAPITAL MANAGEMENT, LLC

TABLE OF CONTENTS

PRESIDENT'S LETTER....................................     4
PORTFOLIO OF INVESTMENTS..............................     7
STATEMENT OF ASSETS AND LIABILITIES...................    16
STATEMENT OF OPERATIONS...............................    17
STATEMENTS OF CHANGES IN NET ASSETS...................    18
FINANCIAL HIGHLIGHTS..................................    19
NOTES TO FINANCIAL STATEMENTS.........................    20
PROXY VOTING PROCEDURES...............................    23

-------------------------------------------------------------------------

  Investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. An investment in the Williams Capital Liquid Assets Fund (the "Fund") is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  Moody's Investor Services' money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. Money market funds rated AAA are judged to be of an investment quality similar to AAA-rated fixed income obligations, that is, they are judged to be of the best quality.

  Standard & Poor's money market fund rating is a safety rating, expressing Standard & Poor's opinion of the ability of a fund to maintain principal value and to limit exposure to loss. Standard & Poor's 'AAAm' rating is the highest assigned to money market mutual funds. The rating is based on Standard & Poor's analysis of the fund's credit quality, liquidity, management, investment guidelines, strategies, and internal controls. The 'm' denotes a money market fund and distinguishes the money market fund rating from a Standard & Poor's traditional debt rating.

  The Fund is distributed by ALPS Distributors, Inc.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PRESIDENT'S LETTER

Dear Shareholder,

  Enclosed please find the semi-annual report of the Williams Capital Liquid Assets Fund (the "Fund") rated Aaa/AAAm by Moody's Investors Service and Standard & Poor's respectively. This report covers the reporting period November 1, 2003 through April 30, 2004.

  The Fund's assets grew by 51% during the reporting period. Our investment objective of providing shareholders with a high level of current income consistent with the goals of capital preservation is always paramount when we determine the Fund's investment strategy.

  From November 2003 through March, 2004, annualized GDP growth slowed to about 4% from an unsustainable 8%. Employment was lackluster. Inflation remained subdued, except for certain commodities including oil, gas and steel. Further, the risk of global terrorism remained high with the March bombings in Spain. Finally, the Fed continuously affirmed its accommodative stance. In this five-month period, twelve-month LIBOR averaged 1.46%. The market outlook changed considerably in April. Economic data improved in nearly every sector, led by the April 2 non-farm payroll number. The number posted gains of 308,000, far exceeding market consensus of +120,000. Twelve-month LIBOR averaged 1.62% for the month of April. By the end of April, the Fed Funds futures contract priced in a 100% probability that the Fed Funds rate would rise by 0.25% by September. It also priced in an 84% probability that the Fed Funds rate would rise by 0.25% in August.

  Throughout this reporting period, we continued to utilize a barbell strategy to provide liquidity and yield. Principal sector decisions for the reporting period were:

  Municipal Variable Rate Demand Obligations (VRDOs), Floating Rate and Master Notes -- We believe that they enable the portfolio to maintain a defensive posture against higher rates. We purchased VRDOs when they offered a yield advantage versus similarly rated taxable money market securities.

  Callable Government Agencies -- They were the instrument of choice for incremental yield pick-up throughout the reporting period. Thirteen-month non-callable-3 month or non-callable-6 month agencies consistently offered value over three- or six-month money market securities. We employed a strategy of scaling into callable agencies as supply and the portfolio's maximum 60-day weighted average maturity allowed.

  Municipal Securities -- We continued to purchase longer dated taxable municipals when they offered value versus similarly rated money market taxable and tax-exempt securities.

  Asset-backed Commercial Paper -- We also continued to purchase asset-backed commercial paper. They offer higher yields versus corporate commercial paper of comparable quality and liquidity characteristics.

ECONOMY

  By November 1, 2003, the beginning of the reporting period, the following questions consumed the market: will the job market recover; will consumer spending persist; to what extent will business spending drive the expansion; and what is the future course of interest rates.

  During this reporting period, the market primarily focused on the Fed in order to gauge the policymakers' disposition to raising the Fed Funds rate from its 46-year low of 1.00%. The reporting period began after the October 28, 2003 FOMC meeting where the Fed left the Fed Funds target rate at 1.00% and said they would do so for a "considerable period". After reiterating the "considerable period" language for the next two FOMC meetings, policymakers changed their language at the January 28, 2004 FOMC meeting to state that they "can be patient". Fed statements such as "labor markets have not gained as much momentum as previously appeared to be underway" or "new hiring has lagged" supported a continued accommodative stance. With the Fed clearly focusing on job creation, the market fixated on non-farm payroll data. While November 2003 non-farm payrolls were positive, they were weak and consistently below market expectations for the subsequent three months. The April 2, 2004 payroll number of 308,000 brought the first encouraging sign of a job market recovery.

  In the wake of higher gasoline prices, waning tax refunds and fewer mortgage refinancings, Retail Sales posted a 1.8% gain for March 2004. The increase in retail sales was broad-based and the number exceeded market expectations by 1.0%. Further, the Commerce Department revised up sales for both January and February 2004. Over the last twelve months ending March 31, 2004, retail sales were up 8.2% and up 9.0% excluding autos and gasoline. This is the biggest such increase in the 11 years for which comparable data is available.

  Over the four quarters ending March 31, 2004, the economy grew by 4.3%, its fastest annual growth since 1999. Growth in business investment, which turned around the second in half of last year, also remained strong at the end of this reporting period. Productivity rose 3.5% in 1Q 2004, representing a 5.5% increase over the prior four quarters. Labor costs remained subdued in the wake of productivity increases, which, we believe, provides a positive economic environment for business.

  In April 2004, signs of inflationary pressures began to emerge. Core consumer prices in March 2004 rose at the fastest pace since late 2001. Fed Chairman Alan Greenspan announced that he was optimistic about hiring in his testimony before the Joint Economic Committee of Congress on April 21-22, 2004. He also noted that deflation is no longer a concern and while inflation risk had increased, it was well-contained.

OUTLOOK

  We continue to believe that the future course of interest rates is up. While Chairman Alan Greenspan has made it clear that he is in no rush to raise rates, we believe that the Fed has prepared the market for an eventual rate increase. As a result of April's strong economic data, led by the April 2 employment report, market sentiment shifted from believing that the Fed would tighten in late 2004 or early 2005 to tightening in August, 2004. In our view, one month's data does not represent a trend and before the Fed starts its tightening cycle, sustainable job growth must be evident. As such, we continue to believe that policymakers must see at least three months of strong employment data. Further, inflation is lower than at the start of any other recent tightening cycle. Productivity increases have allowed for faster growth without fueling inflation concerns so far. As a result, we also believe that once the Fed begins to tighten, policymakers will have the freedom to increase rates gradually. Finally, consumer spending may be pressured later in the year by the lack of fiscal stimulus, fewer mortgage refinancings and higher gasoline prices. Still, an improving job market may counteract these pressures. Employment data over the next two months is critical.

  We appreciate the opportunity to invest a portion of your cash assets and will continue to provide you with competitive investment service. If you have any questions, please contact us at our toll-free number, 1-866-WCM-FUND.

                                    Regards,

                                    Dail St. Claire
                                    President & Co-Portfolio Manager

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  APRIL 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------
                                                RATING
  PRINCIPAL                                 --------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.8%
                Federal Farm Credit Bank:
  $ 1,185,000   1.010% due 05/24/2004++...  A-1+      P-1    $  1,184,656
      500,000   3.875% due 02/01/2005.....  A-1+      P-1         509,427
                Federal Home Loan Bank:
    2,000,000   1.040% due 06/21/2004++...  A-1+      P-1       1,999,643
    1,500,000   1.125% due 03/30/2005.....  A-1+      P-1       1,498,533
    3,000,000   1.260% due 04/08/2005.....  A-1+      P-1       3,000,000
    2,000,000   1.300% due 02/23/2005.....  A-1+      P-1       1,998,860
    2,000,000   1.400% due 04/01/2005.....  A-1+      P-1       1,999,311
    1,000,000   1.780% due 05/27/2005.....  A-1+      P-1         999,900
    1,590,000   2.000% due 11/15/2004.....  A-1+      P-1       1,596,960
      325,000   3.875% due 12/15/2004.....  A-1+      P-1         330,545
    2,000,000   4.000% due 02/15/2005.....  A-1+      P-1       2,044,046
      100,000   4.625% due 08/13/2004.....  A-1+      P-1         100,899
      500,000   6.250% due 08/13/2004.....  A-1+      P-1         507,237
      325,000   6.250% due 11/15/2004.....  A-1+      P-1         333,951
    1,000,000   6.500% due 08/13/2004.....  A-1+      P-1       1,014,468
      100,000   7.310% due 06/16/2004.....  A-1+      P-1         100,770
                Federal Home Loan Mortgage
                Corporation:
    2,100,000   3.000% due 07/15/2004.....  A-1+      P-1       2,108,318
      265,000   3.250% due 11/15/2004.....  A-1+      P-1         268,045
    2,000,000   3.875% due 02/15/2005.....  A-1+      P-1       2,041,094
      747,000   6.250% due 07/15/2004.....  A-1+      P-1         754,632
                Federal National Mortgage
                Association:
    5,000,000   1.000% due 05/03/2004++...  A-1+      P-1       4,998,990
    2,000,000   1.020% due 07/07/2004++...  A-1+      P-1       1,999,194
    2,000,000   1.025% due 07/21/2004++...  A-1+      P-1       1,998,071
    1,000,000   1.050% due 06/10/2004++...  A-1+      P-1       1,000,000
   18,000,000   1.063% due 05/03/2004++...  A-1+      P-1      17,999,098
    1,000,000   1.200% due 02/08/2005++...  A-1+      P-1       1,000,000
    1,500,000   1.250% due 08/27/2004.....  A-1+      P-1       1,499,977
    4,000,000   1.270% due 04/25/2005.....  A-1+      P-1       4,000,000
    2,000,000   1.330% due 02/23/2005.....  A-1+      P-1       2,000,000
    2,000,000   1.340% due 03/04/2005.....  A-1+      P-1       2,000,000
    1,000,000   1.360% due 05/03/2005.....  A-1+      P-1       1,000,000
    2,000,000   1.375% due 02/18/2005.....  A-1+      P-1       2,000,000
    1,000,000   1.400% due 03/29/2005.....  A-1+      P-1       1,000,000

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  APRIL 30, 2004 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------
                                                RATING
  PRINCIPAL                                 --------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
                Federal National Mortgage
                Association:
  $ 2,000,000   1.480% due 03/04/2005.....  A-1+      P-1    $  2,000,000
    1,000,000   1.610% due 05/13/2005.....  A-1+      P-1       1,000,000
    1,000,000   1.650% due 05/16/2005.....  A-1+      P-1       1,000,000
    1,000,000   1.800% due 05/27/2005.....  A-1+      P-1       1,000,000
      750,000   3.500% due 09/15/2004.....  A-1+      P-1         756,579
      500,000   5.625% due 05/14/2004.....  A-1+      P-1         500,753
      700,000   6.500% due 08/15/2004.....  A-1+      P-1         710,507
                                                             ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $73,854,464)........................................     73,854,464
                                                             ------------
MUNICIPAL BONDS AND NOTES -- 26.9%
  MUNICIPAL - 5.7%
   12,100,000   Massachusetts State
                Housing Finance Agency,
                Housing Revenue, Series F,
                (FSA Insured), (Dexia
                Credit Local, expires
                02/19/2013, SPA)
                1.080% due 05/05/2004++...  A-1+    VMIG1      12,100,000
    3,000,000   Minnesota State Housing
                Finance Agency Residential
                Housing Finance, GO Series
                H,
                (FSA Capital Management
                Services, expires
                07/22/2004, GIC)
                1.000% due 07/22/2004+....  A-1+    VMIG1       2,992,421
                                                             ------------
                                                               15,092,421
                                                             ------------
  TAXABLE MUNICIPAL -- 21.2%
    2,080,000   Baptist Health Systems of
                South Florida, Series A,
                (MBIA Insured), (Barnett
                Bank, expires 09/27/2004,
                SPA)
                1.100% due 05/05/2004++...  A-1+    VMIG1       2,080,000

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
  PRINCIPAL                                 --------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
  TAXABLE MUNICIPAL (CONTINUED)
  $ 7,900,000   Catholic Health
                Initiatives,
                Series C, (Helaba
                International Finance PLC,
                expires 11/03/2004, SPA)
                1.280% due 05/05/2004++...  AA      VMIG1    $  7,900,000
                Connecticut State Housing
                Finance Authority:
      325,000   Housing Mortgage Finance
                Program A-4, (AMBAC
                Insured), (FHLB, expires
                03/07/2006, SPA)
                1.080% due 05/06/2004++...  A-1+    VMIG1         325,000
    4,485,000   Housing Mortgage Finance
                Program F-1, (AMBAC
                Insured)
                1.080% due 05/06/2004++...  A-1+    VMIG1       4,485,000
      270,000   Durham, North Carolina
                Certificates of
                Participation
                1.500% due 06/01/2004.....  AA+       Aa2         270,000
                Florida Housing Finance
                Corporation Revenue:
      500,000   Homeowner Mortgage, Series
                3
                1.200% due 06/19/2004.....  SP-1+    MIG1         500,000
    5,000,000   Affordable Housing, Series
                A, (MBIA Insured),
                (Westdeutsche Landesbank,
                expires 10/12/2005, SPA)
                1.080% due 05/06/2004++...  A-1+    VMIG1       5,000,000
    3,100,000   Los Angeles, California,
                Department of Water &
                Power, Subseries B-4,
                (Bank of America N.A.,
                expires 02/08/2007, SPA)
                1.090% due 05/06/2004++...  A-1+    VMIG1       3,100,000
      500,000   Massachusetts State
                Government Loaned Bank,
                Series A
                6.850% due 02/01/2005.....  AA-       Aa2         520,613

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  APRIL 30, 2004 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------
                                                RATING
  PRINCIPAL                                 --------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
  TAXABLE MUNICIPAL (CONTINUED)
  $ 1,000,000   Michigan State University
                Revenue, Series C,
                (Landesbank
                Hessen-Thueringen, expires
                12/08/2004, SPA)
                1.070% due 05/05/2004++...  A-1+    VMIG1    $  1,000,000
    3,000,000   Michigan State
                1.400% due 12/01/2004.....  AA+       AA+       3,000,000
      285,000   Middlesex County, New
                Jersey, GO 1.220% due
                10/01/2004................  AAA       Aa1         285,000
      900,000   New York State, GO, Series
                C, (Dexia Credit Local,
                expires 03/15/2005, LOC)
                1.400% due 08/05/2004.....  A-1+    VMIG1         900,000
    6,000,000   New York, New York, GO,
                Subseries A-9, (FGIC
                Insured), (FGIC-SPI,
                expires 11/01/2006, SPA)
                1.080% due 05/05/2004++...  A-1+    VMIG1       6,000,000
    2,160,000   North Carolina Housing
                Finance Agency
                Multi-Family, Series D,
                (Wachovia Bank N.A.,
                expires 11/04/2006, SPA)
                1.100% due 05/05/2004++...  A-1     VMIG1       2,160,000
                Northwestern University:
    2,000,000   1.040% due 05/12/2004+....  A-1+      P-1       1,999,364
      915,000   1.040% due 05/25/2004+....  A-1+      P-1         914,366
    1,000,000   1.050% due 05/11/2004+....  A-1+      P-1         999,708
    2,583,000   1.050% due 05/17/2004+....  A-1+      P-1       2,581,795
                Texas State:
    1,700,000   Veterans Housing Series
                A-2, GO (Morgan Guaranty
                Trust, expires 12/14/2004,
                SPA)
                1.070% due 05/05/2004++...  A-1+    VMIG1       1,700,000
      700,000   Veterans Housing Fund I,
                GO (Dexia Credit Local,
                expires 11/18/2004, SPA)
                1.070% due 05/05/2004++...  A-1+    VMIG1         700,000

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
  PRINCIPAL                                 --------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
  TAXABLE MUNICIPAL (CONTINUED)
                Texas State:
  $ 3,400,000   Series B, GO (Morgan
                Guaranty Trust, expires
                12/14/2004, SPA)
                1.070% due 05/05/2004++...  A-1+    VMIG1    $  3,400,000
    3,000,000   Veterans Housing
                Assistance, Series A-2,
                (Morgan Guaranty Trust,
                expires 12/14/2004,
                Liquidation Facility)
                1.070% due 05/05/2004++...  A-1+    VMIG1       3,000,000
    1,800,000   Texas State Department
                Housing & Community
                Affairs, Single Family
                Revenue, Junior Lien,
                Mortgage, Series A, (FSA
                Insured), (Depfa Bank PLC,
                expires 04/27/2005, SPA)
                1.100% due 05/05/2004++...  A-1+    VMIG1       1,800,000
                Virginia State Resource
                Authority Infrastructure
                Revenue:
      250,000   Senior Series, Virginia
                Pooled Financing
                1.410% due 11/01/2004.....  AAA       Aaa         250,000
      105,000   Subseries, Virginia Pooled
                Financing
                1.560% due 11/01/2004.....  AA        Aa2         105,000
    1,295,000   Wisconsin Housing &
                Economic Development
                Authority Home Ownership
                Revenue, Series B,
                (Westdeutsche Landesbank
                AG, expires 04/29/2011,
                SPA)
                1.100% due 05/05/2004++...  A-1+    VMIG1       1,295,000
                                                             ------------
                                                               56,270,846
                                                             ------------
TOTAL MUNICIPAL BONDS AND NOTES
(Cost $71,363,267)........................................     71,363,267
                                                             ------------

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  APRIL 30, 2004 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------
                                                RATING
  PRINCIPAL                                 --------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 8.2%
  DIVERSIFIED FINANCIAL SERVICES - 3.9%
                General Electric Capital
                Corporation:
  $ 2,000,000   1.323% due 05/03/2004,
                MTN++.....................  A-1+      P-1    $  2,001,285
      200,000   1.260% due 06/15/2004,
                MTN++.....................  A-1+      P-1         200,114
    1,500,000   Goldman Sachs Group, Inc.
                1.370% due 05/28/2004,
                MTN++.....................  A-1       P-1       1,500,312
                Merrill Lynch & Co., Inc.:
    3,000,000   1.062% due 05/17/2004++...  A-1       P-1       3,000,000
    3,000,000   1.100% due 07/30/2004++...  A-1       P-1       3,000,000
      718,000   6.550% due 08/01/2004.....  A-1       P-1         727,101
                                                             ------------
                                                               10,428,812
                                                             ------------
  FINANCE-BANKS - 0.9%
                Bank of America
                Corporation:
      850,000   1.530% due 07/05/2004++...  A-1       P-1         850,648
      500,000   1.430% due 07/22/2004,
                MTN++.....................  A-1       P-1         500,673
    1,000,000   Societe Generale, New York
                1.043% due 05/24/2004++...  A-1+      P-1         999,930
      100,000   Svenska Handelsbanken,
                Inc.
                1.050% due 05/13/2004++...  A-1       P-1          99,865
                                                             ------------
                                                                2,451,116
                                                             ------------
  FINANCE-OTHER - 3.0%
    3,800,000   AIG SunAmerica Global
                Finance V
                5.200% due
                05/10/2004+++.............  AAA       Aaa       3,803,873
                Nationwide Building
                Society:
    3,000,000   1.110% due 06/28/2004++...  A-1       P-1       2,999,797
    1,000,000   1.139% due 07/23/2004++...  A-1       P-1       1,000,000
                                                             ------------
                                                                7,803,670
                                                             ------------

See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
  PRINCIPAL                                 --------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
  TRUCKS - 0.4%
  $ 1,000,000   Paccar Financial
                Corporation
                1.160% due 06/03/2004,
                MTN++.....................  A-1+      P-1    $  1,000,073
                                                             ------------
TOTAL CORPORATE BONDS AND NOTES
(Cost $21,683,671)........................................     21,683,671
                                                             ------------
DEPOSIT NOTES -- 3.8%
    5,000,000   Barclays Bank PLC
                1.030% due 05/24/2004++...  A+        A-1       4,999,092
    5,000,000   Royal Bank of Canada
                1.015% due 05/04/2004++...  A+        A-1       4,999,889
                                                             ------------
TOTAL DEPOSIT NOTES
(Cost $9,998,981).........................................      9,998,981
                                                             ------------
MASTER NOTES AND PROMISSORY NOTES -- 7.5%
   10,000,000   Bear Stearns Company, Inc.
                1.133% due 05/03/2004++...  A-1       P-1      10,000,000
                Goldman Sachs Group, Inc.:
    5,000,000   1.193% due
                05/03/2004++,*............  A-1       P-1       5,000,000
    5,000,000   1.163% due
                05/03/2004++,*............  A-1       P-1       5,000,000
                                                             ------------
TOTAL MASTER NOTES AND PROMISSORY NOTES
(Cost $20,000,000)........................................     20,000,000
                                                             ------------
ASSET BACKED COMMERCIAL PAPER -- 11.3%
  NON-U.S. - 2.2%
    3,000,000   Sydney Capital, Inc.,
                Years 3&4
                1.040% due
                05/10/2004+,+++...........  A-1+      P-1       2,999,220
    3,000,000   Thames Asset Global
                Securities, Years 1&2
                1.030% due
                05/17/2004+,+++...........  A-1       P-1       2,998,627
                                                             ------------
                                                                5,997,847
                                                             ------------
  OTHER - 1.9%
                Arth Capital Corporation:
    2,000,000   1.070% due
                06/02/2004+,+++...........  A-1+      P-1       1,998,098
    3,000,000   1.120% due
                07/12/2004+,+++...........  A-1+      P-1       2,993,280
                                                             ------------
                                                                4,991,378
                                                             ------------

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
  APRIL 30, 2004 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------
                                                RATING
  PRINCIPAL                                 --------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
  REGULAR - 5.7%
  $10,000,000   Barton Capital Corporation
                1.020% due
                05/03/2004+,+++...........  A-1+      P-1    $  9,999,433
    5,000,000   Special Purpose Accounts
                Receivable LLC
                1.050% due
                05/06/2004+,+++...........  A-1       P-1       4,999,271
                                                             ------------
                                                               14,998,704
                                                             ------------
  STRUCTURED INVESTMENT VEHICLE - 1.5%
    4,000,000   White Pine Finance LLC
                1.050% due
                05/28/2004+,+++...........  A-1+      P-1       3,996,850
                                                             ------------

TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $29,984,779)........................................     29,984,779
                                                             ------------
OTHER COMMERCIAL PAPER -- 8.3%
  AUTO - 2.9%
    7,820,000   BMW US Capital Corporation
                1.020% due 05/03/2004+....  A-1       P-1       7,819,557
                                                             ------------
  FINANCE-BANKS - 4.2%
   11,000,000   UBS Finance, Inc.
                1.020% due 05/03/2004+....  A-1+      P-1      10,999,377
                                                             ------------
  TAXABLE MUNICIPAL - 1.2%
    1,150,000   Lower Colorado River
                Authority, Series C
                1.100% due 06/03/2004.....  A-1       P-1       1,150,000
    2,000,000   Texas State Public Finance
                Authority Revenue
                1.140% due 06/15/2004.....  A1+     VMIG1       2,000,000
                                                             ------------
                                                                3,150,000
                                                             ------------
TOTAL OTHER COMMERCIAL PAPER
(Cost $21,968,934)........................................     21,968,934
                                                             ------------

See Notes to Financial Statements.

-------------------------------------------------------------------------
   SHARES                                                       VALUE
-------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- 8.7%
   11,500,000   Morgan Stanley                               $ 11,500,000
                Institutional Prime
                Liquidity Fund............
   11,500,000   Reserve Primary Fund......                     11,500,000
        2,106   State Street Global                                 2,106
                Advisors Money Market
                Fund......................
                                                             ------------
TOTAL INVESTMENT COMPANY SECURITIES (COST
$23,002,106).....................................              23,002,106
                                                             ------------
TOTAL INVESTMENTS (COST $271,856,202)............   102.5%    271,856,202
OTHER ASSETS AND LIABILITIES (NET)...............   (2.5)      (6,668,214)
                                                   -------   ------------
NET ASSETS.......................................     100%   $265,187,988
                                                   =======   ============

------------
  + Rate represents annualized yield at date of purchase.
 ++ Variable rate security. The interest rate shown reflects the rate currently in effect. The maturity date shown represents the next date on which the rate of interest is adjusted.
+++ Security exempt from registration under Rule 144A or Section 4(2) of
    Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.
  * Illiquid security.
-------------------------------------------------------------------------
ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FHLB -- Federal Home Loan Bank
FSA -- Financial Security Assurance
GIC -- Guaranteed Investment Contract
GO -- General Obligation Bond
LOC -- Instruments supported by bank letter of credit
MBIA -- Municipal Bond Investors Assurance
MTN -- Medium Term Note
SPA -- Standby Purchase Agreement

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND STATEMENT OF ASSETS AND LIABILITIES
  APRIL 30, 2004 (UNAUDITED)

------------------------------------------------------------
ASSETS:
Investments, at value (See accompanying
  schedule)..................................   $271,856,202
Cash.........................................          8,038
Interest receivable..........................        460,103
Dividends receivable.........................         28,037
Receivable from Investment Adviser...........         21,193
Prepaid expenses and other assets............         61,180
                                                ------------
     Total Assets............................    272,434,753
                                                ------------
LIABILITIES:
Payable for investment securities
  purchased..................................      6,998,890
Dividends payable............................        130,212
Administration fees payable..................         32,485
Investment advisory fees payable.............         26,678
Professional fees payable....................         17,818
Custody fees payable.........................         14,134
Trustees' fees and expenses payable..........         13,868
Transfer agency fees payable.................          1,425
Accrued expenses and other payables..........         11,255
                                                ------------
  Total Liabilities..........................      7,246,765
                                                ------------
NET ASSETS...................................   $265,187,988
                                                ============
Investments, at cost.........................   $271,856,202
                                                ============
NET ASSETS CONSIST OF:
Paid-in capital..............................   $265,187,988
                                                ============
Net asset value, offering price and
  redemption price per share
  ($265,187,988/265,187,988 shares
  outstanding; unlimited shares authorized,
  no par value)..............................   $       1.00
                                                ============

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

------------------------------------------------------------
INVESTMENT INCOME:
Interest.......................................   $1,159,017
Dividends......................................       38,398
                                                  ----------
     Total Investment Income...................    1,197,415
                                                  ----------
EXPENSES:
Investment advisory fees.......................      127,317
Administration fees............................       61,993
Custody fees...................................       38,428
Insurance fees.................................       30,965
Audit fees.....................................       25,902
Trustees' fees and expenses....................       25,368
Legal fees.....................................       11,385
Registration and filing fees...................        8,784
Transfer agency fees...........................        4,747
Other..........................................       31,430
                                                  ----------
  Total Expenses...............................      366,319
Fees waived and expenses reimbursed by
  Investment Adviser...........................     (154,214)
                                                  ----------
Net Expenses...................................      212,105
                                                  ----------
NET INVESTMENT INCOME..........................      985,310
                                                  ----------
NET REALIZED GAIN ON INVESTMENTS:
Realized gain on investments...................          610
                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................   $  985,920
                                                  ==========

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------
                                  PERIOD ENDED
                                   APRIL 30,     PERIOD ENDED
                                      2004       OCTOBER 31,
                                  (UNAUDITED)      2003(A)
                                  ------------   ------------
Net investment income...........  $    985,310   $  1,150,575
Net realized gain on
  investments...................           610          1,096
                                  ------------   ------------
Net increase in net assets
  resulting from operations.....       985,920      1,151,671
Dividends to shareholders from
  net investment income.........      (985,141)    (1,150,744)
Distributions to shareholders
  from net realized gains.......          (610)        (1,096)
Net increase in net assets from
  Fund share transactions.......    89,228,117    175,859,871
                                  ------------   ------------
Net increase in net assets......    89,228,286    175,859,702
NET ASSETS:
Beginning of period.............   175,959,702        100,000
                                  ------------   ------------
End of period...................  $265,187,988   $175,959,702
                                  ============   ============
Distributions in excess of net
  investment income.............  $         --   $       (169)
                                  ============   ============
CAPITAL STOCK ACTIVITY(B):
Net proceeds from sale of
  shares........................  $114,000,000   $200,600,000
Net asset value of shares issued
  for reinvestment of
  dividends.....................       232,506        365,918
Cost of shares reacquired.......   (25,004,389)   (25,106,047)
                                  ------------   ------------
Net increase in net assets from
  Fund share transactions.......  $ 89,228,117   $175,859,871
                                  ============   ============

------------
(a) The Williams Capital Liquid Assets Fund commenced operations on January 15, 2003.
(b) Since the Williams Capital Liquid Assets Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------

                                   PERIOD ENDED
                                     4/30/04         PERIOD ENDED
                                   (UNAUDITED)       10/31/03(A)
                                   ------------      ------------
Net asset value, beginning of
  period........................     $   1.00          $   1.00
                                     --------          --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income...........        0.005             0.008
Net realized gain on
  investments...................        0.000(c)          0.000(c)
                                     --------          --------
Total from investment
  operations....................        0.005             0.008
                                     --------          --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................       (0.005)           (0.008)
Distributions from net realized
  gains.........................       (0.000)(c)        (0.000)(c)
                                     --------          --------
Total distributions.............       (0.005)           (0.008)
                                     --------          --------
Net asset value, end of
  period........................     $   1.00          $   1.00
                                     ========          ========
TOTAL RETURN(B).................         0.46%             0.81%
                                     ========          ========
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  000's)........................     $265,188          $175,960
Ratio of operating expenses to
  average net assets............         0.20%(d)          0.20%(d)
Ratio of net investment income
  to average net assets.........         0.93%(d)          1.01%(d)
Ratio of operating expenses to
  average net assets without
  expense waivers and
  reimbursements................         0.35%(d)          0.46%(d)

------------
(a) The Williams Capital Liquid Assets Fund -- Institutional Shares commenced operations on January 15, 2003.
(b) Total return represents aggregate total return for the period indicated and is not annualized.
(c) Amount represents less than $0.001 per share.
(d) Annualized.

See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
  APRIL 30, 2004 (UNAUDITED)
-------------------------------------------------------------------------

1. ORGANIZATION
  The Williams Capital Management Trust (the "Trust") was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Williams Capital Liquid Assets Fund (the "Fund"), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. Service Shares have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES
  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

SECURITY VALUATION:
  Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

-------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:
  The Fund's intent is to qualify as a regulated investment company under the requirements of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISER AND OTHER RELATED PARTY TRANSACTIONS
  The Trust has entered into an investment advisory agreement with Williams Capital Management, LLC (the "Adviser"). Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

  The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the period ended April 30, 2004, the Adviser waived fees and reimbursed expenses of $121,832 and $32,382, respectively.

  Each Trustee of the Fund, who is not considered to be an "interested person" as that term is defined in the 1940 Act (an "Independent Trustee"), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an "interested person" as that term is defined in the 1940 Act receive no remuneration for his or her services as a Trustee.

  Organizational expenses incurred in connection with the organization, initial registration and offering of the Trust were borne by the Adviser.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO FINANCIAL STATEMENTS
  APRIL 30, 2004 (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------

4. PRINCIPAL SHAREHOLDERS
  As of April 30, 2004, the following shareholders owned 5% or more of the Fund's outstanding shares:

                                         NUMBER      PERCENTAGE
NAME                                   OF SHARES    OF SHARES(%)
----                                   ----------   ------------
Toyota Motor Sales, USA, Inc. .......  60,000,000       22.6
AT&T Corporation.....................  50,000,000       18.9
Abbott Laboratories..................  33,031,300       12.5
AT&T Wireless Services, Inc. ........  25,320,013        9.5
Prudential Financial, Inc. ..........  21,000,000        7.9
General Motors Acceptance              15,000,000        5.7
  Corporation........................

5. INCOME TAX INFORMATION
  At April 30, 2004, aggregate cost for financial reporting purposes was $271,856,202.

  The tax character of distributions was $1,151,840 paid from ordinary income during the period ended October 31, 2003. As of October 31, 2003, the Fund had no distributable earnings and no differences between book earnings and tax earnings.

PROXY VOTING PROCEDURES

  The Fund has adopted proxy voting procedures pursuant to which the Fund delegates the responsibility for voting proxies relating to portfolio securities held by the Fund to the Adviser as part of the Adviser's general agreement with the Fund, subject to the Board's continuing oversight. A copy of the Fund's proxy voting procedures is available without charge, upon request, by calling 1-866-WCM-FUND and on the SEC's website at www.sec.gov.

  Beginning September 1, 2004, shareholders may receive information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2004 (i) by calling 1-866-WCM-FUND or
(ii) on the SEC's website at www.sec.gov.

INVESTMENT ADVISER
Williams Capital Management, LLC
650 Fifth Avenue, 11th floor
New York, NY 10019

FUND ADMINISTRATOR,
CUSTODIAN, FUND ACCOUNTING
AGENT AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

TRUST LEGAL COUNSEL
Sidley Austin Brown & Wood LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

ITEM 2.   CODE OF ETHICS.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the Registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the Registrant's most recent fiscal half-year.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 5.   DISCLOSURE OF AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirements not yet effective with respect to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees during the period covered by this Form N-CSR filing.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Dail St. Claire, the Registrant's President, and Christopher J. Williams, the Registrant's Treasurer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on their review, Ms. St. Claire and Mr. Williams determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the Registrant's internal control over financial reporting that that occurred during the Registrant's last fiscal-half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) The Registrant's Code of Ethics pursuant to Item 2 of Form N-CSR is filed with the Registrant's annual Form N-CSR.

   (2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

   (3)  Not applicable to the Registrant.

(b)     The certifications required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAMS CAPITAL MANAGEMENT TRUST

By:      /s/ Dail St. Claire
         ---------------------------
         Dail St. Claire
         President

By:      /s/ Christopher J. Williams
         ---------------------------
         Christopher J. Williams
         Treasurer

Date:    July 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Dail St. Claire
         ---------------------------
         Dail St. Claire
         President

By:      /s/ Christopher J. Williams
         ---------------------------
         Christopher J. Williams
         Treasurer

Date:    July 2, 2004